SUBSEQUENT EVENTS - CRE Loans (Details) $ in Millions	2 Months Ended
Aug. 16, 2021 USD ($)
CRE Loans | Subsequent event | Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from principal repayments	$ 99.6